SCHEDULE OF FAIR VALUE OF OPTIONS GRANTED (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Equity Incentive Plan
Weighted- average volatility		95.00%
Risk-free rate		3.81%
Dividend yield	0.00%	0.00%
Expected term years		10 years